SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY

NOTE 12 — SHAREHOLDERS' EQUITY

A.	Public Company

The Company's shares are publicly traded on the Nasdaq Global Select Market.

B.	Share Capital

Share capital is comprised of issued and outstanding ordinary shares of NIS 0.02 par value.

C.	Employee Stock Purchase Plan

During 2000, the board of directors approved the ESPP (Employee Stock Purchase Plan) effective August 2000. As of December 31, 2004, 766,691 ordinary shares were issued under the ESPP, and an additional 283,309 ordinary shares are reserved for issuance. During 2004, the Company board of directors resolved to temporarily suspend the ESPP.

D.	Employee, Directors, and Consultant Option Plans

The Company adopted its umbrella option plan in 2000 (the "Plan"). Pursuant to the Plan the number of Ordinary Shares made available under it automatically increases on the first day of the Company's fiscal year to equal the lesser of: (i) 5% of the outstanding Ordinary Shares on such date, (ii) 1,250,000 Ordinary Shares, and (iii) an amount determined by the Company's board of directors.

Under the Plan and it sub-plans, the Company granted 554,000, 589,000 and 489,500 at an average exercise price of $8.71, $6.11 and $6.49 for the years ended December 31, 2011, 2010 and 2009 respectively.

During the year ended December 31, 2008, the board of directors and shareholders at the annual meeting approved the grants of options to directors to purchase 115,000 ordinary shares.

During the year ended December 31, 2009, the board of directors and shareholders at the annual meeting approved the grants of options to directors to purchase 242,500 ordinary shares.

During the year ended December 31, 2010, the Company amended the Plan to include the right to grant Restricted Share Units with respect to Ordinary Shares of the Company ("RSUs") with an exercise price per share equal to the par value of each share underlying the RSU. In the year ended December 31, 2010, the board of directors and shareholders at the 2010 Annual Shareholders Meeting ("2010 ASM") annual meeting approved the grants of an aggregate of 48,000 RSUs to independent directors and a grant of an option to the Company chairman to purchase 100,000 ordinary shares. This RSU grant was in accordance with the resolutions adopted by our shareholders at the 2010 ASM which provided that: (i) each independent director (defined for the purpose hereof as External Directors according to the Companies Law and all other directors other than our employees or our consultants or of any subsidiary), who is appointed as our director, at or after the 2010 ASM, is automatically granted 8,000 RSUs, upon the date such individual first becomes a director; and (ii) each independent director is automatically granted 8,000 RSUs, following each annual meeting of our shareholders, beginning with the Company's 2011 annual shareholders meeting, if on such date he or she shall have served on our Board for at least the preceding six months.

In accordance with the 2010 ASM resolutions, in the year ended December 31, 2011, Company granted an aggregate of 48,000 RSUs to independent directors.

In the year ended December 31, 2011, the board of directors and shareholders at the annual meeting approved a grant of an option to the Company chairman to purchase 100,000 ordinary shares.

During 2003, the board of directors decided to increase the reserve for grants under the Plan, by 400,000 options effective January 1, 2004.

During 2005, the board of directors decided to increase the reserve for grants under the Plan, by 450,000 options effective January 1, 2006.

During 2006, the board of directors decided to increase the reserve for grants under the Plan, by 1,250,000 options effective January 1, 2007.

During 2007, the board of directors decided to increase the reserve for grants under the Plan, by 1,250,000 options effective January 1, 2008.

During 2008, the board of directors decided to increase the reserve for grants under the Plan, by 900,000 options effective January 1, 2009.

During 2009, the board of directors decided to decrease the reserve for grants under the Plan, by 352,731 options effective September 15, 2009.

Also during 2009, the board of directors decided to increase the reserve for grants under the Plan, by 800,000 options effective January 1, 2010.

During 2010, the board of directors decided to increase the reserve for grants under the Plan, by 800,000 options (and RSUs) effective January 1, 2011.

During 2011, the board of directors decided to increase the reserve for grants under the Plan, by 800,000 options (and RSUs) effective January 1, 2012.

A summary of the status of the Company's stock option plans as of December 31, 2011 and 2010 and changes during the years then ended are as follows:

			WEIGHTED	WEIGHTED
	OPTIONS AND		-AVERAGE	-AVERAGE
	SHARES		EXERCISE	FAIR
	AVAILABLE	OUTSTANDING	PRICE PER	VALUE OF
	FOR GRANT	OPTIONS	SHARE ($)	OPTION
Outstanding December 31, 2008	1,966,915	4,441,230	2.23
Increase in option pool, net	547,269	-	-
Granted	(489,500)	489,500	6.49	$3.93
Forfeited	104,981	(104,981)	3.49
Exercised	-	(1,588,660)	2.00
Outstanding at December 31, 2009	2,129,665	3,237,089	2.94
Increase in option pool, net	800,000	-	-
Granted	(589,000)	589,000	6.11	$3.90
Forfeited	188,072	(188,072)	7.06
Exercised	-	(389,897)	2.65
Outstanding at December 31, 2010	2,528,737	3,248,120	3.31
Increase in option pool, net	800,000	-	-
Granted	(554,000)	554,000	8.71	$5.17
Forfeited	45,650	(45,650)	6.14
Exercised	-	(734,661)	2.07
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56

The following table summarizes information about options outstanding and exercisable as of December 31, 2011:

	OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
	NUMBER	WEIGHTED-		NUMBER	WEIGHTED-
RANGE OF	OUTSTANDING	AVERAGE	WEIGHTED-	OUTSTANDING	AVERAGE	WEIGHTED-
EXERCISE	AT	REMAINING	AVERAGE	AT	REMAINING	AVERAGE
PRICE	DECEMBER 31,	CONTRACTUAL	EXERCISE	DECEMBER 31,	CONTRACTUAL	EXERCISE
	$2011	LIFE	PRICE	2011	LIFE	PRICE
0.01	31,335	6.5	$0.01	-	-	-
0.26 – 2.00	1,044,028	2.3	$1.74	1,024,778	2.3	$1.73
2.04 – 3.51	521,454	3.2	$2.84	505,829	3.1	$2.82
4.25 – 4.45	172,367	2.8	$4.33	172,367	2.8	$4.33
5.16 – 6.77	326,706	4.9	$5.62	180,560	4.9	$5.53
7.06 – 8.12	428,919	5.0	$7.38	251,354	4.9	$7.44
9.48 – 9.71	497,000	6.3	$9.54	-	-	-
	3,021,809			2,134,888

As of December 31, 2011, the aggregate intrinsic value for the options exercisable was $13.7 million with a weighted-average remaining contractual life of 3.1 years. Additionally, there were 0.9 million options expected to vest with a weighted-average exercise price of $7.85 and an aggregate intrinsic value of $1.5 million with a weighted-average remaining contractual life of 5.8 years.

E.	Stock-based compensation expenses

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	YEAR ENDED DECEMBER 31,
	(in thousands)
	2011	2010	2009

Cost of revenues	$202	$170	$132
Research and development expenses	168	145	120
Selling and marketing expenses	389	334	266
General and administrative expenses	972	520	474
Total	$1,731	$1,169	$992

Compensation cost related to share incentives is recognized in operating results (included in cost of revenues, research and development, selling and marketing, general and administrative expenses) under ASC 718 in 2011 was $1,731, in 2010 was $1,169 and in 2009 was $992.

The unrecognized stock-based compensation cost calculated under the fair value method for shares incentives expected to vest (unvested shares net of expected forfeitures) as of December 31, 2011 was approximately $3.6 million and is expected to be recognized over a weighted-average period of 2.2 years.

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions: (1) expected life of 4.7 years (2010 – 4.8, 2009 – 5.1); (2) dividend yield of 3.4% (2010 – 0%, 2009 – 0%); (3) expected volatility of 61% (2010 – 66%, 2009 – 70%); and (4) risk-free interest rate of 2.5% (2010 –3.0%, 2009 – 3.4%).

F.	Dividend

During 2011 the Company declared a cash dividend to its shareholders in the amount of $10 million ($0.32 per share). During 2011 the Company distributed a cash dividend of $7.5 million ($0.24 per share).

Subsequent to December 31, 2011, the Company distributed a cash dividend in the amount of $2.5 million.